Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of accounts receivable

	Notes	June 30, 2023	December 31, 2022
Receivables from contracts with customers
Related parties	29	118	211
Third parties
Iron Solutions		2,146	3,132
Energy Transition Metals		731	984
Other		16	35
Accounts receivable		3,011	4,362
Expected credit loss		(44)	(43)
Accounts receivable, net		2,967	4,319

Schedule of sensitivity of the company’s risk on final settlement

	June 30, 2023
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on Revenue (US$ million)
Iron ore	22,564	102	+/- 10%	+/- 230
Copper	77	7,811	+/- 10%	+/- 60